Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Property and Equipment
Property and Equipment

3.    Property and Equipment

Property and equipment, net consists of the following:

	March 31,	December 31,
	2020	2019
Computer equipment and software	$11,219	$9,685
Furniture and fixtures	6,113	5,891
Leasehold improvements	17,488	17,373
Property and Equipment	34,820	32,949
Accumulated depreciation	(8,448)	(7,004)
Property and Equipment, net	$26,372	$25,945

Depreciation expense on property and equipment was $1,444 and  $827 for the  three months ended March 31, 2020 and 2019, respectively.

3.    Property and Equipment

Property and equipment, net consists of the following:

	December 31,
	2019	2018
Computer equipment and software	$9,685	$5,537
Furniture and fixtures	5,891	4,018
Leasehold improvements	17,373	7,924
Property and Equipment	32,949	17,479
Accumulated depreciation	(7,004)	(3,377)
Property and Equipment, net	$25,945	$14,102

Depreciation expense on property and equipment was $4,131,  $1,185 and $1,934 during the years ended December 31, 2019, 2018 and 2017, respectively.

In 2019, the Company disposed of furniture and fixtures that were no longer in use. The loss on disposal of fixed assets for the year ended December 31, 2019, 2018 and 2017 totaled $730,  $0, and $185, respectively.